Accrued Expenses	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses

Accrued expenses consisted of the following as of September 30, 2017 and March 31, 2017:

	September 30, 2017	March 31, 2017
Wages and taxes	$1,012,457	$829,231
Accrued interest	176,063	108,552
Total accrued expenses	$1,188,520	$937,783

Accrued expenses consisted of the following as of March 31, 2017 and 2016:

	March 31, 2017	March 31, 2016
Wages and taxes	$829,231	$514,713
Accrued interest	108,552	15,437
Total accrued expenses	$937,783	$530,150